FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Fair value through profit and loss:
Derivative financial instruments (a)	$ 1,408
Warrants (c)		(2,429)
Fair value through other comprehensive income:
Non-listed equity investments (b)	5,000
Total current financial assets	949
Total non-current financial assets	5,459
Total non-current financial liabilities		2,429
Level 1 [Member]
Fair value through profit and loss:
Derivative financial instruments (a)	1,408
Warrants (c)
Fair value through other comprehensive income:
Non-listed equity investments (b)
Total current financial assets	949
Total non-current financial assets	459
Total non-current financial liabilities
Level 3 [Member]
Fair value through profit and loss:
Derivative financial instruments (a)
Warrants (c)		(2,429)
Fair value through other comprehensive income:
Non-listed equity investments (b)	5,000
Total current financial assets
Total non-current financial assets	5,000
Total non-current financial liabilities		$ 2,429